Lease agreements - Right-of-use assets - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortization	€ (1,384)	€ (1,274)
Rental expense recognized in external purchases	(151)	(241)
Replacement value of leased assets for which exemption has been used, maximum		5,000
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortization	(947)	(908)
Network infrastructure [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortization	(358)	(301)
IFRS Technology Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortization	(13)	(12)
Other right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortization	€ (65)	€ (53)